Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	As of June 30, 2024 and 2023, property and equipment, net consisted of the following:
	As of June 30,
	2024	2023
Electronic equipment	$737,372	$737,489
Leasehold improvements	185,361	202,948
Office equipment	83,483	82,580
	1,006,216	1,023,017
Less: Accumulated depreciation	(876,111)	(707,479)
Property and equipment, net	$130,105	$315,538